Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
As required by Item 402(v) of Regulation
S-K,
the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the last five completed fiscal years. In determining the “compensation actually paid” (“CAP”) to the Company’s NEOs, the Company is required to make various adjustments to amounts that have been reported in the Summary Compensation Table (“SCT”), as the SEC’s valuation methods for this Pay Versus Performance Table (“PVPT”) differ from those required in the SCT. The dollar amounts reported in each column (c) below represent the amount of CAP to each principal executive officer (“PEO”), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable PEO during the applicable year. The dollar amounts reported in column (e) below represent the amount of average CAP to the non-PEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the non-PEO
NEOs during the applicable year.

Fiscal Year	SCT Total for First PEO ($)	SCT Total for Second PEO ($)	CAP to First PEO ($) (1) (3)	CAP to Second PEO ($) (1) (3)	Average SCT Total for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs ($) (2) (3)	Value of $100 Investment From 12/31/20 Based On:		Net Income ($) (in millions)	Company- Selected Measure Adjusted ROIC (After-Tax) (%) (5)
							TSR ($)	Peer Group TSR ($) (4)

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	—	16,587,882	—	21,865,552	6,642,907	8,507,752	95	88	441	4.1

2024	—	10,562,384	—	9,346,471	4,492,735	3,829,717	66	63	465	3.0

2023	—	9,307,298	—	8,542,469	5,971,172	5,374,278	55	63	465	5.7

2022	5,069,203	5,333,960	4,168,811	4,758,729	2,747,309	2,695,718	63	48	539	7.6

2021	5,819,756	—	6,016,459	—	3,143,196	3,170,562	80	74	977	(7.3)

(1)	Reconciliation of Equity Component of CAP—PEOs.

	2025	2024	2023	2022	2021

FIRST PEO (Gary C. Kelly) – SCT TOTALS	$—	$—	$—	$5,069,203	$5,819,756
(Deduct):	—	—	—
Fair value of equity awards granted during the year from the SCT	—	—	—	(3,624,972)	(3,945,578)
Add (subtract) Equity Award Adjustments:	—	—	—
Fair value at year end of equity awards granted during the year	—	—	—	2,701,479	3,631,118
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—	—	(180,578)	(227,060)
Change in fair value of equity awards granted in prior years that vested during the year	—	—	—	203,679	738,223
Equity awards granted in prior years that were forfeited during the year	—	—	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—	—
Total Equity Award Related Adjustments	—	—	—	2,724,580	4,142,281
CAP TOTALS	$—	$—	$—	$4,168,811	$6,016,459

	2025	2024	2023	2022	2021

SECOND PEO (Robert E. Jordan) – SCT TOTALS	$16,587,882	$10,562,384	$9,307,298	$5,333,960	—
(Deduct):
Fair value of equity awards granted during the year from the SCT	(13,075,072)	(7,012,553)	(4,105,004)	(3,626,960)	—
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	17,046,889	7,887,655	3,327,323	2,702,960	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	1,655,430	(2,482,295)	10,013	273,506	—
Change in fair value of equity awards granted in prior years that vested during the year	(349,577)	391,280	2,840	75,263	—
Equity awards granted in prior years that were forfeited during the year	—	—	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—	—
Total Equity Award Related Adjustments	18,352,742	5,796,640	3,340,175	3,051,729	—
CAP TOTALS	$21,865,552	$9,346,471	$8,542,469	$4,758,729	—

The Company’s SCT does not include pension service cost or any prior service cost. In the fiscal years above for the PEOs, the Company did not have any equity awards that were granted and vested in the same year, and did not have any forfeitures of prior awards. Dividends are not paid on unvested shares. To compute CAP, the Company used “Total Equity Award Related Adjustments,” as noted in the reconciliations above, in place of “Fair Value of Equity Awards granted during the year from SCT” for each applicable fiscal year.

(2)	Reconciliation of Equity Component of CAP — average for non-PEO NEOs.

	2025	2024	2023	2022	2021

NON-PEO NEOS AVERAGE SCT TOTALS	$6,642,907	$4,492,735	$5,971,172	$2,747,309	$3,143,196
(Deduct):
Fair value of equity awards granted during the year from the SCT	(4,863,258)	(2,720,867)	(2,463,209)	(1,638,860)	(1,982,723)
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	6,406,398	3,060,406	1,996,561	1,221,346	1,824,701
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	397,945	(1,264,701)	(133,072)	291,943	(82,099)
Change in fair value of equity awards granted in prior years that vested during the year	(76,240)	262,144	2,826	73,980	267,487
Equity awards granted in prior years that were forfeited during the year	—	—	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—	—
Total Equity Award Related Adjustments	6,728,103	2,057,849	1,866,315	1,587,269	2,010,089

AVERAGE CAP TOTALS	$8,507,752	$3,829,717	$5,374,278	$2,695,718	$3,170,562

The Company’s SCT does not include pension service cost or any prior service cost. In the fiscal years above for the non-PEO
NEOs, the Company did not have any equity awards that were granted and vested in the same year, and did not have any forfeitures of prior awards. Dividends are not paid on unvested shares. To compute CAP, the Company used “Total Equity Award Related Adjustments,” as noted in the reconciliations above, in place of “Fair Value of Equity Awards granted during the year from SCT” for each applicable fiscal year.

The NEOs included in this table represent the following individuals for each of the years shown:
2025: Tammy Romo, Andrew M. Watterson, Justin Jones, Tom Doxey, and Anthony Roach
2024: Tammy Romo, Andrew M. Watterson, Mark R. Shaw, Gary C. Kelly, Ryan Green, and Linda Rutherford
2023: Tammy Romo, Andrew M. Watterson, Mark R. Shaw, and Gary C. Kelly
2022: Tammy Romo, Andrew M. Watterson, Mark R. Shaw, and Michael G. Van de Ven
2021: Tammy Romo, Andrew M. Watterson, Michael G. Van de Ven, Thomas M. Nealon, and Robert E. Jordan

(3)
See “Compensation Discussion and Analysis – Determination of 2025 Executive Compensation; Analysis of Compensation Elements – Long-Term Incentive Compensation – Long-term Incentive Compensation Opportunities and Related Payouts – Performance-Based RSUs” for discussion of the vesting provisions and requirements associated with the Company’s annual performance-based RSUs and special Southwest Even Better awards in the form of performance-based RSUs. The performance-based RSUs granted in 2019 and 2020 that were scheduled to vest in February 2022 and February 2023, respectively, lost all value and paid out at zero percent due to the Company’s performance results during the
COVID-19
pandemic. The valuation of the performance-based RSU portion of the Equity Awards for purposes of computing CAP required the following valuation assumptions:

Performance- based RSU Grant Year	Percent Vesting Assumption at December 31, 2021 (%)	Percent Vesting Assumption at December 31, 2022 (%)	Percent Vesting Assumption at December 31, 2023 (%)	Percent Vesting Assumption at December 31, 2024 (%)	Percent Vesting Assumption at December 31, 2025 (%)

2025	—	—	—	—	100*

2024	—	—	—	100	100

2023	—	—	100	0	0

2022	—	100	150	50	—

2021	100	300	276.3	—	—

2020	0	0	—	—	—

2019	0	—	—	—	—

*
The valuation of the 2025 annual performance-based RSUs and the Southwest Even Better award portion of the Equity Awards for purposes of computing CAP each required a 100 percent vesting assumption at December 31, 2025.

(4)	The Company is using the NYSE ARCA Airline Index for calculating its peer group Total Shareholder Return (“TSR”) to be consistent with its 2025 Annual Report on Form 10-K.

(5)
The Company-Selected Measure, ROIC
(after-tax)
less Excess Cash, is calculated in the manner set forth in “Compensation Discussion and Analysis – Determination of 2025 Executive Compensation; Analysis of Compensation Elements – Long-Term Incentive Compensation.”

Company Selected Measure Name	ROIC (after-tax) less Excess Cash
Named Executive Officers, Footnote
The NEOs included in this table represent the following individuals for each of the years shown:
2025: Tammy Romo, Andrew M. Watterson, Justin Jones, Tom Doxey, and Anthony Roach
2024: Tammy Romo, Andrew M. Watterson, Mark R. Shaw, Gary C. Kelly, Ryan Green, and Linda Rutherford
2023: Tammy Romo, Andrew M. Watterson, Mark R. Shaw, and Gary C. Kelly
2022: Tammy Romo, Andrew M. Watterson, Mark R. Shaw, and Michael G. Van de Ven
2021: Tammy Romo, Andrew M. Watterson, Michael G. Van de Ven, Thomas M. Nealon, and Robert E. Jordan

Peer Group Issuers, Footnote	The Company is using the NYSE ARCA Airline Index for calculating its peer group Total Shareholder Return (“TSR”) to be consistent with its 2025 Annual Report on Form 10-K.
Adjustment To PEO Compensation, Footnote
(1)	Reconciliation of Equity Component of CAP—PEOs.

	2025	2024	2023	2022	2021

FIRST PEO (Gary C. Kelly) – SCT TOTALS	$—	$—	$—	$5,069,203	$5,819,756
(Deduct):	—	—	—
Fair value of equity awards granted during the year from the SCT	—	—	—	(3,624,972)	(3,945,578)
Add (subtract) Equity Award Adjustments:	—	—	—
Fair value at year end of equity awards granted during the year	—	—	—	2,701,479	3,631,118
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—	—	(180,578)	(227,060)
Change in fair value of equity awards granted in prior years that vested during the year	—	—	—	203,679	738,223
Equity awards granted in prior years that were forfeited during the year	—	—	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—	—
Total Equity Award Related Adjustments	—	—	—	2,724,580	4,142,281
CAP TOTALS	$—	$—	$—	$4,168,811	$6,016,459

	2025	2024	2023	2022	2021

SECOND PEO (Robert E. Jordan) – SCT TOTALS	$16,587,882	$10,562,384	$9,307,298	$5,333,960	—
(Deduct):
Fair value of equity awards granted during the year from the SCT	(13,075,072)	(7,012,553)	(4,105,004)	(3,626,960)	—
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	17,046,889	7,887,655	3,327,323	2,702,960	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	1,655,430	(2,482,295)	10,013	273,506	—
Change in fair value of equity awards granted in prior years that vested during the year	(349,577)	391,280	2,840	75,263	—
Equity awards granted in prior years that were forfeited during the year	—	—	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—	—
Total Equity Award Related Adjustments	18,352,742	5,796,640	3,340,175	3,051,729	—
CAP TOTALS	$21,865,552	$9,346,471	$8,542,469	$4,758,729	—

The Company’s SCT does not include pension service cost or any prior service cost. In the fiscal years above for the PEOs, the Company did not have any equity awards that were granted and vested in the same year, and did not have any forfeitures of prior awards. Dividends are not paid on unvested shares. To compute CAP, the Company used “Total Equity Award Related Adjustments,” as noted in the reconciliations above, in place of “Fair Value of Equity Awards granted during the year from SCT” for each applicable fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 6,642,907	$ 4,492,735	$ 5,971,172	$ 2,747,309	$ 3,143,196
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,507,752	3,829,717	5,374,278	2,695,718	3,170,562
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Reconciliation of Equity Component of CAP — average for non-PEO NEOs.

	2025	2024	2023	2022	2021

NON-PEO NEOS AVERAGE SCT TOTALS	$6,642,907	$4,492,735	$5,971,172	$2,747,309	$3,143,196
(Deduct):
Fair value of equity awards granted during the year from the SCT	(4,863,258)	(2,720,867)	(2,463,209)	(1,638,860)	(1,982,723)
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	6,406,398	3,060,406	1,996,561	1,221,346	1,824,701
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	397,945	(1,264,701)	(133,072)	291,943	(82,099)
Change in fair value of equity awards granted in prior years that vested during the year	(76,240)	262,144	2,826	73,980	267,487
Equity awards granted in prior years that were forfeited during the year	—	—	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—	—
Total Equity Award Related Adjustments	6,728,103	2,057,849	1,866,315	1,587,269	2,010,089

AVERAGE CAP TOTALS	$8,507,752	$3,829,717	$5,374,278	$2,695,718	$3,170,562

The Company’s SCT does not include pension service cost or any prior service cost. In the fiscal years above for the non-PEO
NEOs, the Company did not have any equity awards that were granted and vested in the same year, and did not have any forfeitures of prior awards. Dividends are not paid on unvested shares. To compute CAP, the Company used “Total Equity Award Related Adjustments,” as noted in the reconciliations above, in place of “Fair Value of Equity Awards granted during the year from SCT” for each applicable fiscal year.

The NEOs included in this table represent the following individuals for each of the years shown:
2025: Tammy Romo, Andrew M. Watterson, Justin Jones, Tom Doxey, and Anthony Roach
2024: Tammy Romo, Andrew M. Watterson, Mark R. Shaw, Gary C. Kelly, Ryan Green, and Linda Rutherford
2023: Tammy Romo, Andrew M. Watterson, Mark R. Shaw, and Gary C. Kelly
2022: Tammy Romo, Andrew M. Watterson, Mark R. Shaw, and Michael G. Van de Ven
2021: Tammy Romo, Andrew M. Watterson, Michael G. Van de Ven, Thomas M. Nealon, and Robert E. Jordan

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

Tabular List, Table
Tabular List of Performance Measures Linking Pay for all Named Executive Officers to Company Performance
The list below sets forth, in the Company’s assessment, the most important financial and non-financial performance measures used to link CAP to our NEOs to Company performance.
Financial

•	ROIC (after-tax) less Excess Cash;

•	Operating Margin, excluding special items;

•	Adjusted EBIT; and

•	Company Stock Price.
Non-Financial

•	Wall Street Journal ranking of U.S. airlines, using seven equally weighted objective industry operational performance metrics; and

•	Company progress towards major initiatives.
See “Compensation Discussion and Analysis” for further information on each of the performance measures above.

Total Shareholder Return Amount	$ 95	66	55	63	80
Peer Group Total Shareholder Return Amount	88	63	63	48	74
Net Income (Loss)	$ 441,000,000	$ 465,000,000	$ 465,000,000	$ 539,000,000	$ 977,000,000
Company Selected Measure Amount	0.041	0.03	0.057	0.076	(0.073)
Measure:: 1
Pay vs Performance Disclosure
Name	ROIC (after-tax) less Excess Cash
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Margin, excluding special items
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBIT
Measure:: 4
Pay vs Performance Disclosure
Name	Company Stock Price
Measure:: 5
Pay vs Performance Disclosure
Non-GAAP Measure Description
Non-Financial

•	Wall Street Journal ranking of U.S. airlines, using seven equally weighted objective industry operational performance metrics; and

•	Company progress towards major initiatives.
See “Compensation Discussion and Analysis” for further information on each of the performance measures above.

Gary C. Kelly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 5,069,203	$ 5,819,756
PEO Actually Paid Compensation Amount	0	0	0	$ 4,168,811	$ 6,016,459
PEO Name				Gary C. Kelly	Gary C. Kelly
Robert E. Jordan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	16,587,882	10,562,384	9,307,298	$ 5,333,960	$ 0
PEO Actually Paid Compensation Amount	$ 21,865,552	$ 9,346,471	$ 8,542,469	$ 4,758,729	0
PEO Name	Robert E. Jordan	Robert E. Jordan	Robert E. Jordan	Robert E. Jordan
PEO | Gary C. Kelly [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (3,624,972)	(3,945,578)
PEO | Gary C. Kelly [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	2,724,580	4,142,281
PEO | Gary C. Kelly [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	2,701,479	3,631,118
PEO | Gary C. Kelly [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(180,578)	(227,060)
PEO | Gary C. Kelly [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	203,679	738,223
PEO | Gary C. Kelly [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Gary C. Kelly [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Robert E. Jordan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,075,072)	(7,012,553)	(4,105,004)	(3,626,960)	0
PEO | Robert E. Jordan [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,352,742	5,796,640	3,340,175	3,051,729	0
PEO | Robert E. Jordan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,046,889	7,887,655	3,327,323	2,702,960	0
PEO | Robert E. Jordan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,655,430	(2,482,295)	10,013	273,506	0
PEO | Robert E. Jordan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(349,577)	391,280	2,840	75,263	0
PEO | Robert E. Jordan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Robert E. Jordan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,863,258)	(2,720,867)	(2,463,209)	(1,638,860)	(1,982,723)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,728,103	2,057,849	1,866,315	1,587,269	2,010,089
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,406,398	3,060,406	1,996,561	1,221,346	1,824,701
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	397,945	(1,264,701)	(133,072)	291,943	(82,099)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,240)	262,144	2,826	73,980	267,487
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0